Shareholder Report	6 Months Ended
May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256664 [Member]
Shareholder Report [Line Items]
Fund Name	Sarmaya Thematic ETF
Class Name	Sarmaya Thematic ETF
Trading Symbol	LENS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Sarmaya Thematic ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://sarmayaetf.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sarmayaetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://sarmayaetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Net Assets	$ 53,742,156
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 147,852
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$53,742,156	Portfolio Turnover Rate*	34%
# of Portfolio Holdings	44	Fund Advisory Fees	$147,852
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Materials	40.9%
Energy	35.4%
Commodity ETFs	19.8%
Industrials	1.7%
Cash and Cash Equivalents	2.2%

TOP 10 HOLDINGS (as a % of Net Assets)
SPDR Gold MiniShares Trust	8.8%
iShares Gold Trust Micro	5.7%
Exxon Mobil Corp.	4.1%
Chevron Corp.	4.1%
iShares Silver Trust	4.1%
Kinross Gold Corp.	3.9%
Agnico Eagle Mines Ltd.	3.0%
Gold Fields Ltd. - ADR	2.8%
Equinox Gold Corp.	2.4%
SLB Ltd.	2.4%